Financial Information by Operating Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 64,609	$ 99,256	$ 120,668
Cost of sales	(57,898)	(89,415)	(103,096)
Gross profit	6,711	9,841	17,572
Total Capital expenditure	153,678	75,096	19,426
Assets	389,968	417,500
Cash and cash equivalents	514	170,960	265,649	$ 257,950
Restricted cash		4,835
Accounts receivable, net	21,864	10,004
Accounts receivable due from a relate party	821
Assets held for sale	11,445	11,949
Notes receivable, net		429
Amount due from a relate party	66
Inventories, net	3,108	10,096
Prepaid expenses and other current assets	31,397	28,151
Property, plant and equipment, net	205,933	143,661
Acquired intangible assets, net	8,157	5,529
Land use rights, net	9,603	10,247
Other non-current assets	97,060	21,639
Real Estate
Segment Reporting Information [Line Items]
Revenues	4,415	2,588	1,161
Cost of sales	(1,096)	(962)	(426)
Accounts receivable, net		2,856
Operating segments | Mobile phone business
Segment Reporting Information [Line Items]
Revenues	60,194	96,668	119,507
Cost of sales	(56,802)	(88,453)	(102,670)
Total Capital expenditure	5,865	15,988	8,882
Assets	73,390	238,210
Cash and cash equivalents	514	170,960
Restricted cash		4,835
Accounts receivable, net	21,146	7,148
Accounts receivable due from a relate party	821
Notes receivable, net		429
Amount due from a relate party	66
Inventories, net	3,108	10,096
Prepaid expenses and other current assets	31,397	28,151
Property, plant and equipment, net	8,181	11,062
Acquired intangible assets, net	8,157	5,529
Operating segments | Real Estate
Segment Reporting Information [Line Items]
Revenues	4,415	2,588	1,161
Cost of sales	(1,096)	(962)	(426)
Total Capital expenditure	147,813	59,108	$ 10,544
Assets	316,578	179,290
Accounts receivable, net	718	2,856
Assets held for sale	11,445	11,949
Property, plant and equipment, net	197,752	132,599
Land use rights, net	9,603	10,247
Other non-current assets	$ 97,060	$ 21,639